Leases (Details 4)	Dec. 31, 2023 USD ($)
Finance Leases
2024	$ 302,819
2025	304,758
2026	311,451
2027	320,076
2028	322,163
Subsequent to 2028	2,439,150
Total	4,000,417
Less amount representing interest	(575,446)
Present value of net minimum lease payments	$ 3,424,971